Inventories (Tables)	12 Months Ended
Nov. 30, 2013
Inventories
Schedule of inventories
	November 30,
	2013	2012
Finished goods	$36,755	$30,456
Work in progress	28,766	33,202
Raw materials	66,706	107,947
	$132,227	$171,605